Changes in Stockholders' Equity (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Parent	$ 113,971		$ 113,971		$ 278,803	$ 382,904	$ 459,714
Net (loss) income	(98,861)	$ (61,807)	(192,924)	$ (148,453)
Other Comprehensive Income Loss Before Reclassifications Net Of Tax			(7,293)	(11,636)
Reclassification of gain on equity securities, net of taxes of $1 and $3,041, respectively				2
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	0	0	(344)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	$ 0	$ 0	0	2,628
Stock Issued During Period, Value, New Issues			3,090	26,376
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options			7,720	$ 13,174
Adjustments to Additional Paid in Capital, Warrant Issued			$ 24,575
Common Stock [Member]
Common Stock, Shares, Outstanding	51,471,807		51,471,807		51,326,696	50,844,255	47,993,765
Stockholders' Equity Attributable to Parent	$ 512		$ 512		$ 509	$ 504	$ 473
Stock Issued During Period, Shares, New Issues			133,544	1,183,055
Stock Issued During Period, Value, New Issues			$ 1	$ 13
Stock Issued During Period, Shares, Restricted Stock Award, Gross			5,092	243,228
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			(5,695)	(21,541)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			12,170	81,116
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures			$ 2	$ 5
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	786,443		786,443		751,061	737,732	656,770
Stock Issued During Period, Value, New Issues			3,089	26,363
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures			(2)	(5)
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options			7,720	13,174
Adjustments to Additional Paid in Capital, Warrant Issued			24,575
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent	(668,089)		(668,089)		(475,165)	(363,935)	(215,482)
Accumulated Translation Adjustment [Member]
Stockholders' Equity Attributable to Parent	$ (4,895)		(4,895)		$ 2,398	$ 8,603	$ 17,953
Other Comprehensive Income Loss Before Reclassifications Net Of Tax			(7,293)	(11,636)
Solana [Member]
Stock Issued During Period, Value, New Issues				$ 41,443
Solana [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues				1,364,632
Stock Issued During Period, Value, New Issues				$ 13
Solana [Member] | Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues				41,430
Unrealized Gain(Loss) Marketable Securities [Member] | Other Comprehensive Income (Loss) [Member]
Reclassification of gain on equity securities, net of taxes of $1 and $3,041, respectively				2
Minimum Pension Liability [Member] | Other Comprehensive Income (Loss) [Member]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax				344
Accumulated Translation Adjustment [Member]
Other Comprehensive Income Loss Before Reclassifications Net Of Tax			$ (7,293)
Accumulated Translation Adjustment [Member] | Other Comprehensive Income (Loss) [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax				$ (2,628)